Profit before tax (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of profit loss before tax [Abstract]
Disclosure of finance income (cost) [text block]
(i)	Net finance income

	2016 RMB	2017 RMB	2018 RMB
Interest income	4,906	6,709	11,715
Net foreign exchange gain/(loss)	1,049	282	(324)
Other expenses	(203)	(99)	—
Net finance income	5,752	6,892	11,391

Disclosure of expenses by nature [text block]
(ii)	Expenses by nature

	2016 RMB	2017 RMB	2018 RMB
Employee benefit expenses (Note 5)	257,554	325,670	441,136
Students related cost	100,633	116,273	133,308
Transportation	24,729	31,823	36,110
Marketing and promotion	15,806	21,240	24,019
Depreciation	65,038	110,485	113,128
Utilities	19,652	23,286	26,100
Amortization of intangible assets	948	662	446
Operating lease charges	25,592	30,030	33,290
Share based payment	1,459	—	—
Cost related to overseas consulting business	—	—	14,263
Others	40,439	39,300	70,787
Total cost of revenue, selling expenses and administrative expenses	551,850	698,769	892,587

Disclosure of depreciation and amortisation expense [text block]
(iii)	Depreciation and amortization

	2016 RMB	2017 RMB	2018 RMB
Included in cost of revenue
Depreciation	64,642	109,755	112,039
Included in G&A expenses
Depreciation	396	730	1,015
Included in selling expenses
Amortization	948	662	446
Depreciation	—	—	74